Derivative instruments and hedging activities - Summary of estimated fair values and maturity analysis for notional amounts of sony's outstanding derivative instruments (Detail) - Cash flow hedges [member]
¥ in Millions, yen in Millions
	Mar. 31, 2024 JPY (¥) yen	Mar. 31, 2023 JPY (¥) yen
Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥		¥ 458
Liability derivatives | ¥	¥ 1,580
Nominal amount of hedging instrument	92,973	70,125
Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 70	¥ 502
Nominal amount of hedging instrument	17,224	45,789
Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 791	¥ 835
Nominal amount of hedging instrument	17,554	47,995
Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 33,098	¥ 28,513
Nominal amount of hedging instrument	181,704	159,918
Within 1Year [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	92,973	70,125
Average rate (JPY/USD):	145.7	131.3
Within 1Year [member] | Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	17,224	45,789
Average rate (JPY/USD):	140	125.8
Within 1Year [member] | Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	17,554	47,995
Average rate (JPY/USD):	142.7	131.9
Later than one year [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	181,704	159,918
Average rate	1.50%	1.50%